Derivative Financial Instruments - Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments (Detail) - Derivatives not designated as hedges - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	$ (27,594,230)	$ 672,226	$ (22,862,951)
Embedded derivatives
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(194,194)	194,194	0
Forwards
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(408,079)	(325,605)	(57,874)
Futures
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(664,381)	(116,638)	(1,871,162)
Crude oil options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(898,527)	(1,472,311)	(3,038,638)
Currency options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(5,253,517)	1,121,329	(3,592,393)
Interest rate options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	76,882	100,615	2,664,631
Crack spread swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	343,202	575,932	(27,883)
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(20,572,489)	600,937	(17,511,767)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(23,127)	11,987	572,135
DFIs not identified
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	$ 0	$ (18,214)	$ 0